Bank Loans (Parenthetical) (Detail)		12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Short-term revolving loan Revolving Credit Facility USD ($)	Dec. 31, 2011 Short-term revolving loan Revolving Credit Facility CNY	Dec. 31, 2011 Short-term revolving loan Two-weeks LIBOR Revolving Credit Facility	Dec. 31, 2011 Long-term revolving loan Revolving Credit Facility USD ($)	Dec. 31, 2011 Long-term revolving loan Revolving Credit Facility CNY	Dec. 31, 2011 December 2012 Long-term revolving loan Two-weeks LIBOR Revolving Credit Facility	Dec. 31, 2011 December 2013 Long-term revolving loan Revolving Credit Facility USD ($)	Dec. 31, 2011 December 2013 Long-term revolving loan Two-weeks LIBOR Revolving Credit Facility	Dec. 31, 2011 December 2014 Long-term revolving loan Revolving Credit Facility USD ($)	Dec. 31, 2011 December 2014 Long-term revolving loan Two-weeks LIBOR Revolving Credit Facility
Line of Credit Facility [Line Items]
Restricted cash, short-term deposits	$ 99,673,063	$ 99,673,063	628,030,000
Debt issuance costs		649,907	4,095,000		629,275	3,965,000
Frequency of payments		monthly	monthly		monthly	monthly
Basic point				2.10%			2.10%		2.40%		2.70%
Weighted average interest rate		2.40%	2.40%		2.40%	2.40%
Debt maturity year		2012-11	2012-11
Restricted cash, long-term deposits	99,673,063				99,673,063	628,030,000
Annual principal payment								$ 17,750,000		$ 53,250,000